Variable Interest Entities (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entities [Abstract]
Carrying Amount of Assets and Liabilities
The assets of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of June 30, 2023 and December 31, 2022, are as follows:

	As of June 30, 2023	As of December 31, 2022
Assets
Cash and cash equivalents	$24,756	$26,844
Accounts receivable	145,159	136,098
Inventories	41,886	36,476
Prepaid expenses and other current assets	679	846
Goodwill and intangibles, net	180	180
Other receivables	32,861	28,139
Other assets	1,817	1,489
Total assets	$247,338	$230,072
The liabilities of AON Partners, Partners of Maryland, AON Central Services, and MIBA as of June 30, 2023 and December 31, 2022, are as follows:

	As of June 30, 2023	As of December 31, 2022
Liabilities
Accounts payable	$120,076	$102,783
Accrued compensation and benefits	13,745	6,021
Accrued other	16,995	15,926
Other long-term liabilities	369	452
Due to AON and subsidiaries, net	126,447	128,204
Total liabilities	$277,632	$253,386

The assets of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Assets	2022	2021
Cash and cash equivalents	$26,844	$24,074
Accounts receivable	136,098	111,183
Inventories	36,476	34,529
Property and equipment, net	—	108
Prepaid expenses and other current assets	846	374
Goodwill and intangibles, net	180	180
Other receivables	28,139	24,950
Other assets	1,489	1,241
Total assets	$230,072	$196,639
The liabilities of AON Partners and Partners of Maryland as of December 31, 2022 and 2021, are as follows:

	As of December 31,
Liabilities	2022	2021
Accounts payable	$102,783	$89,275
Accrued compensation and benefits	6,021	6,504
Accrued other	15,926	9,346
Medicare advance payment	—	3,742
Other long-term liabilities	452	81
Due to AON and subsidiaries, net	128,204	102,090
Total liabilities	$253,386	$211,038